SAFE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Oct. 02, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SAFE liability	$ 28,986,000		$ 28,271,000
Proceeds from Brookfield SAFE agreement	50,000,000
Required equity funding for qualifying projects		$ 50,000,000
Required equity funding for qualifying projects, remaining amount reduction		5,000,000
Brookfield SAFE liability	$ 50,000,000		$ 0
Required equity funding		$ 500,000,000